Expense Example	Apr. 30, 2026 USD ($)
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	837
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,133
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	782
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,080
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	737
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,036
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	713
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,013
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,048
ALPS/Alerian Energy Infrastructure Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,165
ALPS/Alerian Energy Infrastructure Portfolio | Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,566
ALPS Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,042
ALPS Global Opportunity Portfolio | Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	$ 2,410